Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment
Property, plant and equipment

15.          Property, plant and equipment:

	Land and	Leasehold			Furniture	Computer
	buildings	improvements	Equipment	Satellites	and fixtures	hardware	Total
Cost
Balance as at December 31, 2015	$191.0	$31.7	$232.2	$—	$7.4	$43.9	$506.2
Additions	3.0	15.2	15.3	—	1.9	6.2	41.6
Disposals	—	(0.2)	(0.6)	—	(0.1)	(1.8)	(2.7)
Foreign currency translation	0.4	0.5	0.7	—	0.2	0.9	2.7
Balance as at December 31, 2016	194.4	47.2	247.6	—	9.4	49.2	547.8
Acquired from business combination (note 9)	0.5	42.0	35.0	577.9	1.2	39.2	695.8
Additions	2.3	15.7	24.9	6.3	0.3	8.8	58.3
Disposals	—	(0.1)	(0.3)	—	—	(1.7)	(2.1)
Foreign currency translation	1.0	1.0	1.4	—	0.3	2.8	6.5
Balance as at December 31, 2017	$198.2	$105.8	$308.6	$584.2	$11.2	$98.3	$1,306.3
Accumulated depreciation
Balance as at December 31, 2015	$11.1	$17.2	$89.0	$—	$5.1	$32.5	$154.9
Depreciation expense	4.0	3.2	21.8	—	0.7	4.3	34.0
Disposals	—	(0.2)	(0.5)	—	(0.1)	(1.8)	(2.6)
Foreign currency translation	0.1	0.2	0.4	—	0.1	0.7	1.5
Balance as at December 31, 2016	15.2	20.4	110.7	—	5.8	35.7	187.8
Depreciation expense	4.3	4.2	22.9	21.8	0.8	7.1	61.1
Disposals	—	(0.1)	(0.2)	—	—	(1.7)	(2.0)
Foreign currency translation	0.3	0.7	1.4	—	0.2	1.9	4.5
Balance as at December 31, 2017	$19.8	$25.2	$134.8	$21.8	$6.8	$43.0	$251.4
Net book value
December 31, 2017	$178.4	$80.6	$173.8	$562.4	$4.4	$55.3	$1,054.9
December 31, 2016	$179.2	$26.8	$136.9	$—	$3.6	$13.5	$360.0

Property, plant and equipment includes $119.6 million (December 31, 2016 - $43.6 million) of expenditures for property under construction.

The net book value of assets under finance leases are as follows:

	December 31,	December 31,
	2017	2016
Computer hardware	$5.2	$4.6
Furniture and fixtures	7.2	0.1
	$12.4	$4.7

Satellite constellation

At December 31, 2017, the Company operated a constellation of five in-orbit and fully commissioned satellites and had one satellite constellation under construction. The satellites were acquired in the DigitalGlobe acquisition (note 9) and were initially recognized at fair value as of the acquisition date of October 5, 2017 using a replacement cost approach. The net book value of each satellite is as follows:

		Satellites
	Satellites	under
As at December 31, 2017	in-orbit	construction	Total
Cost	$569.0	$15.2	$584.2
Accumulated depreciation	(21.8)	—	(21.8)
Net book value	$547.2	$15.2	$562.4